Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Balances and Transactions
Related Party Balances and Transactions

29. Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Beijing Yihang Intelligent Technology Co., Ltd. (“Beijing Yihang”)	Affiliate
Neolix Technologies Co., Ltd. (“Neolix Technologies”)	Affiliate
Airx (Beijing) Technology Co., Ltd. (“Airx”)	Affiliate

The Group entered into the following significant related party transactions:

	For the Year Ended December 31,
	2018	2019	2020
Purchase materials from Beijing Yihang	31	6,914	58,361
Purchase R&D service from Beijing Yihang	2,412	25,106	4,368
Purchase equipment and installation service from Airx	3,233	1,994	—
Sales of battery packs and materials to Neolix Technologies	3,359	1,943	—

The Group had the following significant related party balances:

	As of
	December 31,
	2019	2020
Due from Neolix Technologies	1,510	678

	As of
	December 31,
	2019	2020
Due to Beijing Yihang	9,243	19,183
Due to Airx	521	23
Total	9,764	19,206